Intangible Assets - Schedule of Estimated Amortization Expense Related to Finite-lived Intangibles for Future Years (Details) - BigToken Inc [Member]	Sep. 30, 2020 USD ($)
2020 (remaining three months)	$ 137,000
2021	471,000
2022	263,000
2023	48,000
Total estimated amortization expense	$ 919,000